Summary of other income (Details) (Parenthetical) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other income	$ 15,041	$ 196,547
Australian Government Tax Incentive [Member]
IfrsStatementLineItems [Line Items]
Other income	1,210,539	$ 540,000
Maximum annual aggregate turnover to avail refundable tax offset	$ 20,000,000
Maximum annual aggregate turnover to avail refundable tax offset percentage	41.00%